Derivative Financial Instruments - Schedule of Gain (Losses) in Consolidated Statement of Operations Related to Derivative Contracts (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments Gain Loss [Line Items]
Total	$ 7	$ 206	$ 377	$ 117
Interest Rate Swap | Financial Expense, Net
Derivative Instruments Gain Loss [Line Items]
Gain loss on interest rate derivative instruments			16	(38)
Interest Rate Swap | Financial Income (Expense), Net
Derivative Instruments Gain Loss [Line Items]
Gain loss on interest rate derivative instruments	$ 7	(5)
Foreign Exchange Forward | Financial Expense, Net
Derivative Instruments Gain Loss [Line Items]
Gain loss on Foreign exchange forward derivative instruments			$ 361	$ 155
Foreign Exchange Forward | Financial Income (Expense), Net
Derivative Instruments Gain Loss [Line Items]
Gain loss on Foreign exchange forward derivative instruments		$ 211